Document and Entity Information	Jun. 14, 2023
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001801777
Document Type	8-K
Document Period End Date	Jun. 14, 2023
Entity Registrant Name	APPLIED MOLECULAR TRANSPORT INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-39306
Entity Tax Identification Number	81-4481426
City Area Code	(650)
Local Phone Number	392-0420
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	AMTI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Address, Address Line One	1209 Orange Street
Entity Address, City or Town	Wilmington
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19801